Segment Reporting - Segment Reporting (Details) - USD ($) $ in Thousands		3 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Segment Reporting Information [Line Items]
Service revenue		$ 313,925			$ 548,140
Cost of revenue		239,824			430,370
Gross profit		74,101			117,770
Depreciation and amortization		29,537
Total assets		2,242,358			2,242,358
Long-lived assets		185,675		$ 189,233	185,675			$ 189,233
Depreciation and amortization				25,519	58,136
Predecessor
Segment Reporting Information [Line Items]
Service revenue			$ 309,292			$ 532,354
Cost of revenue			228,673			395,887		725,375
Gross profit			80,619			136,467		202,951
Total assets			1,279,007			1,279,007
Long-lived assets			115,756			115,756
Depreciation and amortization			19,670
Depreciation and amortization						38,763	$ 22,345
Consolidation, Eliminations | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue		(493)			(940)
Cost of revenue		(493)			(940)
Consolidation, Eliminations | Predecessor
Segment Reporting Information [Line Items]
Service revenue			(367)			(764)
Cost of revenue			(367)			(764)
United States | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue				267,136
Cost of revenue				208,574
Gross profit				58,562
Depreciation and amortization				28,979
Total assets				1,172,900				1,172,900
Long-lived assets	[1]			119,354				119,354
United States | Predecessor
Segment Reporting Information [Line Items]
Service revenue							363,474		$ 643,847	$ 516,055
Cost of revenue							255,335		498,964	403,463
Gross profit							108,139		144,883	112,592
Depreciation and amortization							28,402		60,997	53,236
Total assets									745,925	817,417
Long-lived assets	[1]								69,926	87,941
United States | Operating Segments | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue		164,079			311,769
Cost of revenue		126,251			245,847
Gross profit		37,828			65,922
Depreciation and amortization		18,025
Total assets		1,143,743			1,143,743
Long-lived assets		110,042			110,042
Depreciation and amortization					35,902
United States | Operating Segments | Predecessor
Segment Reporting Information [Line Items]
Service revenue			165,623			308,927
Cost of revenue			121,544			227,852
Gross profit			44,079			81,075
Total assets			768,684			768,684
Long-lived assets			72,472			72,472
Depreciation and amortization			11,983
Depreciation and amortization						23,924
Canada | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue				197,541
Cost of revenue				152,424
Gross profit				45,117
Depreciation and amortization				18,334
Total assets				1,034,839				1,034,839
Long-lived assets	[1]			$ 69,879				$ 69,879
Canada | Predecessor
Segment Reporting Information [Line Items]
Service revenue							271,859		409,150	416,042
Cost of revenue							218,013		314,510	325,683
Gross profit							53,846		94,640	90,359
Depreciation and amortization							$ 17,375		33,821	33,201
Total assets									516,690	482,944
Long-lived assets	[1]								$ 42,338	$ 46,259
Canada | Operating Segments | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue		150,339			237,311
Cost of revenue		114,066			185,463
Gross profit		36,273			51,848
Depreciation and amortization		11,512
Total assets		1,098,615			1,098,615
Long-lived assets		$ 75,633			75,633
Depreciation and amortization					$ 22,234
Canada | Operating Segments | Predecessor
Segment Reporting Information [Line Items]
Service revenue			144,036			224,191
Cost of revenue			107,496			168,799
Gross profit			36,540			55,392
Total assets			510,323			510,323
Long-lived assets			43,284			43,284
Depreciation and amortization			$ 7,687
Depreciation and amortization						$ 14,839

[1]	Long-lived assets consists of plant, property and equipment as identified in “Note 7. Plant, Property, and Equipment”